PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Beginning Balance	$ 120,353	$ 0
Movements during the period	78,061	122,930
Exchange rate difference	(8,918)	(2,577)
Ending Balance	$ 189,496	$ 120,353